Condensed Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net Sales	$ 286.6	$ 249.9	$ 530.3	$ 451.8	$ 994.9	$ 918.1	$ 857.9
Operating costs and expenses:
Cost of sales (exclusive of items shown separately below)	254.4	220.3	471.9	394.2	869.6	799.3	753.9
Selling, general and administrative	13.5	11.2	25.8	21.5	41.9	40.9	26.7
Depreciation and amortization	5.3	5.5	11.4	10.8	22.3	24.6	27.9
Other expense, net	10.5	2.6	16.4	4.5	26.2	14.5	11.9
Total operating costs and expenses	283.7	239.6	525.5	431.0	960.0	879.3	820.4
Operating income	2.9	10.3	4.8	20.8	34.9	38.8	37.5
Non-operating (income) expense
Interest expense	12.6	5.8	23.8	11.8	22.3	30.8	37.0
Interest income	(0.1)	(0.1)	(0.2)	(0.3)	(0.6)	(1.0)	(1.6)
Total non-operating expense, net	12.5	5.7	23.6	11.5	21.7	29.8	35.4
(Loss) income from continuing operations before income taxes	(9.6)	4.6	(18.8)	9.3	13.2	9.0	2.1
Income tax provision	2.1	3.3	7.0	5.6	18.9	6.1	(3.9)
(Loss) income from continuing operations	(11.7)	1.3	(25.8)	3.7	(5.7)	2.9	6.0
(Loss) income from discontinued operations, net of income taxes	(0.1)	0.4		0.4	3.1		0.8
Net (loss) income	$ (11.8)	$ 1.7	$ (25.8)	$ 4.1	$ (2.6)	$ 2.9	$ 6.8
Basic and Diluted
(Loss) income per share from continuing operations	$ (0.20)	$ 0.02	$ (0.43)	$ 0.06	$ (0.09)	$ 0.05	$ 0.11
Income from discontinued operations, net of income taxes		$ 0.01		$ 0.01	$ 0.05		$ 0.01
Net (loss) income per share	$ (0.20)	$ 0.03	$ (0.43)	$ 0.07	$ (0.04)	$ 0.05	$ 0.12
Weighted average shares of common stock outstanding	59,465,000	58,969,000	59,384,000	58,896,000	59,000,000	58,700,000	58,500,000
Weighted average shares of common stock outstanding, basic and diluted	59,500,000	59,000,000	59,400,000	58,900,000
Weighted average shares of common stock outstanding, assuming dilution	59,465,000	59,002,000	59,384,000	58,923,000	59,000,000	58,700,000	58,600,000